2. ACCRUED LIABILITIES AND EXPENSES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional Other Liabilities Disclosure [Abstract]
Accrued payroll	$ 393,711	$ 292,365
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued lawsuit (Note 10 below)	122,985	122,985
Accrued interest and other	50,328	23,516
Total	$ 614,754	$ 486,596	$ 627,650